Financial Instruments (Details 5) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial instruments measured at fair value on a recurring basis
Accrued liabilities	$ 14,014	$ 24,705
Fair Value
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM	35,831	32,873
Long-term debt, including current portion	2,776,739	2,953,327
Vendor financing, including current portion		64,026
Fair Value | Unsecured 3% Series 1 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	6,587	6,274
Fair Value | Unsecured 5% Series 2 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	32,507	30,923
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM	35,831	32,873
Long-term debt, including current portion	2,776,739	2,953,327
Vendor financing, including current portion		64,026
Accrued liabilities	14,014	24,705
Non-recurring basis | Significant Other Observable Inputs (Level 2) | Unsecured 3% Series 1 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	6,587	6,274
Non-recurring basis | Significant Other Observable Inputs (Level 2) | Unsecured 5% Series 2 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	32,507	30,923
Non-recurring basis | Fair Value
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM	35,831	32,873
Long-term debt, including current portion	2,776,739	2,953,327
Vendor financing, including current portion		64,026
Accrued liabilities	14,014	24,705
Non-recurring basis | Fair Value | Unsecured 3% Series 1 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	6,587	6,274
Non-recurring basis | Fair Value | Unsecured 5% Series 2 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	$ 32,507	$ 30,923